CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	$ 1,234	$ 1,038
Trade accounts receivable, net of allowance for doubtful accounts	5,704	8,015
Inventories	3,926	4,450
Prepaid expenses and other current assets	456	460
Total current assets	11,320	13,963
Severance pay fund	50	49
Fixed assets, net	8,453	10,067
Deferred tax assets, net		1,064
Intangible assets	322	276
Total assets	20,145	25,419
CURRENT LIABILITIES
Short-term credit and current maturities of long-term debt	2,868	1,275
Accounts payable:
Trade	4,727	6,112
Other current liabilities	3,818	4,594
Total current liabilities	11,413	11,981
LONG-TERM LIABILITIES
Long-term debt, excluding current maturities	1,954	2,905
Employees' severance benefits	144	289
Total long-term liabilities	2,098	3,194
SHAREHOLDERS' EQUITY
Ordinary shares, NIS 0.6 par value Authorized 50,000,000 shares, issued and outstanding 10,142,762 shares as of December 31, 2015 and 10,142,762 as of December 31, 2016	1,985	1,985
Additional paid-in capital	17,270	17,270
Cumulative foreign currency translation adjustments	1,815	1,892
Capital reserves	695	695
Accumulated deficit	(15,131)	(11,507)
Total Eltek Ltd. shareholders' equity	6,634	10,335
Non-controlling interest		(91)
Total equity	6,634	10,244
Total liabilities, shareholders' equity and non- controlling interest	$ 20,145	$ 25,419